SIGNIFICANT EVENTS IN THE PERIOD ENDED DECEMBER 31, 2023	12 Months Ended
Dec. 31, 2023
SIGNIFICANT EVENTS IN THE PERIOD ENDED DECEMBER 31, 2023
SIGNIFICANT EVENTS IN THE PERIOD ENDED DECEMBER 31, 2023

5.SIGNIFICANT EVENTS IN THE PERIOD ENDED DECEMBER 31, 2023

Transactions related to the sale of Schmid Silicon Technology Group

In March 2023, a Stock Purchase Agreement (hereinafter referred to as “SPA”) was entered into to sell Schmid Silicon Technology Holding GmbH and subsidiaries (hereinafter referred to as “the Silicon Group”) to the Group 14 Technologies Group (hereinafter referred to as “G14”). Prior to the closing of the SPA on June 29, 2023, the Silicon Group was a related party of SCHMID and controlled by Christian Schmid (hereinafter referred to as “CS”), one of the owners of SCHMID. The proceeds from the sale of the Silicon Group were, among other things, used to repay the shareholder loan between CS and SCHMID. The proceeds from the shareholder loan were used to repay certain borrowings of SCHMID.

(a)	Additionally, receivables from the Silicon Group which had been impaired in 2017 by SCHMID became recoverable as a result of the SPA resulting in an impairment reversal of €21,375 thousand.
(b)	Also, as part of the SPA, certain liabilities of the Silicon Group due to SCHMID were settled with the transfer of shares of G14 to SCHMID valued at €17,664 thousand.
(c)	Based on an agreement reached between CS, the Silicon Group and SCHMID in 2021, SCHMID was granted a bonus payment (hereinafter referred to as “Silicon exit bonus”) to be paid upon a successful sale of the Silicon Group to a third party. The Silicon exit bonus of €4,700 thousand was determined based on 5% of the net proceeds (after repayment of third party debt) received from a sale.
(d)	In June 2023, CS repaid the shareholder loan to SCHMID with a total cash amount of €70,000 thousand.
(e)	The expected credit loss of €1,418 thousand was therefore reversed.

Debt funds

During the year ended December 31, 2023, SCHMID signed agreements with both of the debt funds to repay the loans during 2023.

(f)	The parties have agreed to modify certain terms of the loan, including amount and nature of repayments and interest rates resulting in loan extinguishment gains of €15,852 thousand. The extinguishment gains have been recorded in finance income.
(g)	In addition, SCHMID and one of debt funds have agreed upon an additional payment of € 2,800 thousand to be paid by the Company, which resulted in finance expense at the same amount.
(h)	One of the two loans was repaid in cash in June 2023.
(i)	The second loan was repaid in September 2023 by transferring G14 shares amounting to €17,664 thousand to the debt fund by SCHMID. In addition, Schmid Verwaltungs GmbH transferred G14 shares to the debt fund to settle the complete loan liability of SCHMID. Schmid Verwaltungs GmbH (related party to SCHMID), by transferring G14 shares, repaid a loan receivable from SCHMID towards Schmid Verwaltungs GmbH.

The following table shows the significant impacts of the transactions described above on the financial statements as of and for the year ended December 31, 2023:

			Shareholder		Receivable
	Silicon		receivable		Silicon exit		Group 14		Debt
in € thousand	receivables		CS		bonus		shares		funds
01/01/2023	—		65,589		—		—		(104,166)
Other income	—				4,700	(c)	—		—
Reversal of impairment	21,375	(a)	1,418	(e)	—		—		—
Finance income	—		3,173		—		—		15,852	(f)
Finance expense	—		—		—		—		(4,302)

Cash payments	—		(70,000)	(d)	—		—		70,000	(h)
Non-cash settlement of receivables	(17,664)	(b)	—		—		17,664		—
Non-cash settlement of loans	(2,800)	(g)	—		—		(17,664)	(i)	22,616
Other	(911)		(73)		—		—		—

12/31/2023	—		107		4,700		—		—